[RIVERNORTH CAPITAL MANAGEMENT LETTERHEAD]

November 29, 2013

Securities and Exchange Commission

Public Filing Desk

100 F Street N.E.

Washington, D.C. 20549

RE: RiverNorth Funds, File Numbers 333-136185 and 811-21934

Ladies and Gentlemen:

On behalf of RiverNorth Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 24 to the Trust’s Registration Statement (the Amendment”). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933 for the following purposes:

-	To reflect the proposed strategy changes and name change of the RiverNorth/Manning & Napier Dividend Income Fund resulting from the termination of the subadvisory agreement with Manning & Napier Advisors, LLC.

-	To reflect the proposed strategy change and name change of the RiverNorth Dynamic Buy-Write Fund.

The strategy and name changes in both funds implicate Rule 35d-1 under the Investment Company Act of 1940 and the Trust has provided the requisite 60-day notice to shareholders of the proposed changes, which runs concurrent with the Staff’s 60-day review period under Rule 485(a)

If you have any questions, please contact me at 312-568-6506.

Very truly yours,

/s / Marc Collins

Marc Collins
General Counsel and Chief Compliance Officer
RiverNorth Capital Management, LLC